Other financial liabilities (Details 1) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Jan. 30, 2024	May 18, 2020	Mar. 17, 2020
IfrsStatementLineItems [Line Items]
Other current financial liabilities	$ 188,834,466	$ 156,202,002
Borrowings, interest rate			6.60%	3.50%	3.95%
Not later than three months [member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities	136,687,407	35,475,633
Later than three months and not later than one year [member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities	52,147,059	$ 120,726,369
Compania Cervecerias Unidas Sa [Member]
IfrsStatementLineItems [Line Items]
Borrowings, interest rate		6.80%
Compania Cervecerias Unidas Sa [Member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Borrowings, interest rate		2.80%
Bank Borrowings [Member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities	124,816,755	$ 41,257,611
Bank Borrowings [Member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities	124,816,755	41,257,611
Bank Borrowings [Member] | Not later than three months [member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities	116,388,918	30,032,074
Bank Borrowings [Member] | Later than three months and not later than one year [member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities	8,427,837	11,225,537
Bonds Payable [Member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities	41,058,780	98,433,154
Bonds Payable [Member] | Not later than three months [member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities	10,632,777	11,240,508
Bonds Payable [Member] | Later than three months and not later than one year [member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities	$ 30,426,003	$ 87,192,646
Bank Borrowings One [Member] | Bank Borrowings [Member] | Compania Cervecerias Unidas Sa [Member]
IfrsStatementLineItems [Line Items]
Borrowings, Debtor Tax ID	90,413,000-1
Borrowings, Debtor Country	Chile
Lending party Tax ID	97,030,000-7
Borrowings, Creditor Country	Chile
Borrowings, original currency	CLP
Other current financial liabilities	$ 34,978,909
Short Term Borowings, Type of Amortization	At maturity
Borrowings, interest rate	5.82%
Bank Borrowings One [Member] | Bank Borrowings [Member] | Compania Cervecerias Unidas Sa [Member] | Not later than three months [member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities	$ 34,978,909
Bank Borrowings One [Member] | Bank Borrowings [Member] | Compania Cervecerias Unidas Sa [Member] | Later than three months and not later than one year [member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities
Bank Borrowings One [Member] | Bank Borrowings [Member] | Cervecera Guayacan Spa 1 [Member]
IfrsStatementLineItems [Line Items]
Borrowings, Debtor Tax ID		76,035,409-0
Borrowings, Debtor Country		Chile
Lending party Tax ID		97,004,000-5
Borrowings, Creditor Country		Chile
Borrowings, original currency		UF
Other current financial liabilities		$ 7,757
Short Term Borowings, Type of Amortization		Monthly
Borrowings, interest rate		3.39%
Bank Borrowings One [Member] | Bank Borrowings [Member] | Cervecera Guayacan Spa 1 [Member] | Not later than three months [member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities		$ 3,200
Bank Borrowings One [Member] | Bank Borrowings [Member] | Cervecera Guayacan Spa 1 [Member] | Later than three months and not later than one year [member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities		$ 4,557
Bank Borrowings Two [Member] | Bank Borrowings [Member] | Vina San Pedro Tarapaca S. A. [Member]
IfrsStatementLineItems [Line Items]
Borrowings, Debtor Tax ID	91,041,000-8
Borrowings, Debtor Country	Chile
Lending party Tax ID	97,023,000-9
Borrowings, Creditor Country	Chile
Borrowings, original currency	UF
Other current financial liabilities	$ 59,235,273
Short Term Borowings, Type of Amortization	At maturity
Borrowings, interest rate	1.43%
Bank Borrowings Two [Member] | Bank Borrowings [Member] | Vina San Pedro Tarapaca S. A. [Member] | Not later than three months [member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities	$ 59,235,273
Bank Borrowings Two [Member] | Bank Borrowings [Member] | Vina San Pedro Tarapaca S. A. [Member] | Later than three months and not later than one year [member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities
Bank Borrowings Two [Member] | Bank Borrowings [Member] | Cervecera Guayacan Spa [Member]
IfrsStatementLineItems [Line Items]
Borrowings, Debtor Tax ID		76,035,409-0
Borrowings, Debtor Country		Chile
Lending party Tax ID		97,004,000-5
Borrowings, Creditor Country		Chile
Borrowings, original currency		UF
Other current financial liabilities		$ 12,783
Short Term Borowings, Type of Amortization		Monthly
Borrowings, interest rate		5.65%
Bank Borrowings Two [Member] | Bank Borrowings [Member] | Cervecera Guayacan Spa [Member] | Not later than three months [member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities		$ 4,219
Bank Borrowings Two [Member] | Bank Borrowings [Member] | Cervecera Guayacan Spa [Member] | Later than three months and not later than one year [member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities		$ 8,564
Bank Borrowings Three [Member] | Bank Borrowings [Member] | Cerveceria Kunstmann Sa [Member]
IfrsStatementLineItems [Line Items]
Borrowings, Debtor Tax ID	96,981,310-6
Borrowings, Debtor Country	Chile
Lending party Tax ID	97,023,000-9
Borrowings, Creditor Country	Chile
Borrowings, original currency	CLP
Other current financial liabilities	$ 2,021,537
Short Term Borowings, Type of Amortization	At maturity
Borrowings, interest rate	5.46%
Bank Borrowings Three [Member] | Bank Borrowings [Member] | Cerveceria Kunstmann Sa [Member] | Not later than three months [member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities	$ 21,537
Bank Borrowings Three [Member] | Bank Borrowings [Member] | Cerveceria Kunstmann Sa [Member] | Later than three months and not later than one year [member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities	$ 2,000,000
Bank Borrowings Three [Member] | Bank Borrowings [Member] | D And D Sp A. [Member]
IfrsStatementLineItems [Line Items]
Borrowings, Debtor Tax ID		76,920,876-3
Borrowings, Debtor Country		Chile
Lending party Tax ID		97,006,000-6
Borrowings, Creditor Country		Chile
Borrowings, original currency		CLP
Other current financial liabilities		$ 15,063
Short Term Borowings, Type of Amortization		At maturity
Borrowings, interest rate		6.96%
Bank Borrowings Three [Member] | Bank Borrowings [Member] | D And D Sp A. [Member] | Not later than three months [member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities		$ 7,464
Bank Borrowings Three [Member] | Bank Borrowings [Member] | D And D Sp A. [Member] | Later than three months and not later than one year [member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities		$ 7,599
Bank Borrowings Four [Member] | Bank Borrowings [Member] | Compania Cervecerias Unidas Sa [Member]
IfrsStatementLineItems [Line Items]
Borrowings, Debtor Tax ID		90,413,000-1
Borrowings, Debtor Country		Chile
Lending party Tax ID		97,030,000-7
Borrowings, Creditor Country		Chile
Borrowings, original currency		CLP
Other current financial liabilities		$ 250,700
Short Term Borowings, Type of Amortization		At maturity
Borrowings, interest rate		6.54%
Bank Borrowings Four [Member] | Bank Borrowings [Member] | Compania Cervecerias Unidas Sa [Member] | Not later than three months [member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities
Bank Borrowings Four [Member] | Bank Borrowings [Member] | Compania Cervecerias Unidas Sa [Member] | Later than three months and not later than one year [member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities		$ 250,700
Bank Borrowings Four [Member] | Bank Borrowings [Member] | Cerveceria Kunstmann Sa [Member]
IfrsStatementLineItems [Line Items]
Borrowings, Debtor Tax ID	96,981,310-6
Borrowings, Debtor Country	Chile
Lending party Tax ID	97,030,000-7
Borrowings, Creditor Country	Chile
Borrowings, original currency	CLP
Other current financial liabilities	$ 2,004,133
Short Term Borowings, Type of Amortization	At maturity
Borrowings, interest rate	6.20%
Bank Borrowings Four [Member] | Bank Borrowings [Member] | Cerveceria Kunstmann Sa [Member] | Not later than three months [member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities
Bank Borrowings Four [Member] | Bank Borrowings [Member] | Cerveceria Kunstmann Sa [Member] | Later than three months and not later than one year [member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities	$ 2,004,133
Bank Borrowings Five [Member] | Bank Borrowings [Member] | Compania Cervecerias Unidas Sa [Member]
IfrsStatementLineItems [Line Items]
Borrowings, Debtor Tax ID		90,413,000-1
Borrowings, Debtor Country		Chile
Lending party Tax ID		97,030,000-7
Borrowings, Creditor Country		Chile
Borrowings, original currency		CLP
Other current financial liabilities		$ 779,700
Short Term Borowings, Type of Amortization		At maturity
Borrowings, interest rate		6.78%
Bank Borrowings Five [Member] | Bank Borrowings [Member] | Compania Cervecerias Unidas Sa [Member] | Not later than three months [member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities
Bank Borrowings Five [Member] | Bank Borrowings [Member] | Compania Cervecerias Unidas Sa [Member] | Later than three months and not later than one year [member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities		$ 779,700
Bank Borrowings Five [Member] | Bank Borrowings [Member] | Cerveceria Kunstmann Sa [Member]
IfrsStatementLineItems [Line Items]
Borrowings, Debtor Tax ID	96,981,310-6
Borrowings, Debtor Country	Chile
Lending party Tax ID	97,030,000-7
Borrowings, Creditor Country	Chile
Borrowings, original currency	CLP
Other current financial liabilities	$ 1,002,090
Short Term Borowings, Type of Amortization	At maturity
Borrowings, interest rate	6.27%
Bank Borrowings Five [Member] | Bank Borrowings [Member] | Cerveceria Kunstmann Sa [Member] | Not later than three months [member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities
Bank Borrowings Five [Member] | Bank Borrowings [Member] | Cerveceria Kunstmann Sa [Member] | Later than three months and not later than one year [member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities	$ 1,002,090
Bank Borrowings Six [Member] | Bank Borrowings [Member] | Compania Cervecerias Unidas Sa [Member]
IfrsStatementLineItems [Line Items]
Borrowings, Debtor Tax ID		90,413,000-1
Borrowings, Debtor Country		Chile
Lending party Tax ID		97,030,000-7
Borrowings, Creditor Country		Chile
Borrowings, original currency		CLP
Other current financial liabilities		$ 16,531,581
Short Term Borowings, Type of Amortization		At maturity
Borrowings, interest rate		6.66%
Bank Borrowings Six [Member] | Bank Borrowings [Member] | Compania Cervecerias Unidas Sa [Member] | Not later than three months [member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities		$ 16,531,581
Bank Borrowings Six [Member] | Bank Borrowings [Member] | Compania Cervecerias Unidas Sa [Member] | Later than three months and not later than one year [member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities
Bank Borrowings Six [Member] | Bank Borrowings [Member] | Cerveceria Kunstmann Sa [Member]
IfrsStatementLineItems [Line Items]
Borrowings, Debtor Tax ID	96,981,310-6
Bank Borrowings Six [Member] | Bank Borrowings [Member] | Cerveceria Kunstmann Sa 1 [Member]
IfrsStatementLineItems [Line Items]
Borrowings, Debtor Country	Chile
Lending party Tax ID	97,030,000-7
Borrowings, Creditor Country	Chile
Borrowings, original currency	CLP
Other current financial liabilities	$ 2,863
Short Term Borowings, Type of Amortization	At maturity
Borrowings, interest rate	6.07%
Bank Borrowings Six [Member] | Bank Borrowings [Member] | Cerveceria Kunstmann Sa 1 [Member] | Not later than three months [member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities	$ 2,863
Bank Borrowings Six [Member] | Bank Borrowings [Member] | Cerveceria Kunstmann Sa 1 [Member] | Later than three months and not later than one year [member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities
Bank Borrowings Seven [Member] | Bank Borrowings [Member] | Cerveceria Kunstmann Sa [Member]
IfrsStatementLineItems [Line Items]
Borrowings, Debtor Tax ID		96,981,310-6
Borrowings, Debtor Country		Chile
Lending party Tax ID		97,030,000-7
Borrowings, Creditor Country		Chile
Borrowings, original currency		CLP
Other current financial liabilities		$ 2,067,375
Short Term Borowings, Type of Amortization		At maturity
Borrowings, interest rate		7.35%
Bank Borrowings Seven [Member] | Bank Borrowings [Member] | Cerveceria Kunstmann Sa [Member] | Not later than three months [member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities		$ 67,375
Bank Borrowings Seven [Member] | Bank Borrowings [Member] | Cerveceria Kunstmann Sa [Member] | Later than three months and not later than one year [member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities		$ 2,000,000
Bank Borrowings Seven [Member] | Bank Borrowings [Member] | Cerveceria Kunstmann Sa 1 [Member]
IfrsStatementLineItems [Line Items]
Borrowings, Debtor Tax ID	96,981,310-6
Borrowings, Debtor Country	Chile
Lending party Tax ID	97,023,000-9
Borrowings, Creditor Country	Chile
Borrowings, original currency	CLP
Other current financial liabilities	$ 3,053,729
Short Term Borowings, Type of Amortization	At maturity
Borrowings, interest rate	6.14%
Bank Borrowings Seven [Member] | Bank Borrowings [Member] | Cerveceria Kunstmann Sa 1 [Member] | Not later than three months [member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities	$ 3,053,729
Bank Borrowings Seven [Member] | Bank Borrowings [Member] | Cerveceria Kunstmann Sa 1 [Member] | Later than three months and not later than one year [member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities
Bank Borrowings Eight [Member] | Bank Borrowings [Member] | Cerveceria Kunstmann Sa [Member]
IfrsStatementLineItems [Line Items]
Borrowings, Debtor Tax ID	96,981,310-6	96,981,310-6
Borrowings, Debtor Country	Chile	Chile
Lending party Tax ID	97,030,000-7	97,030,000-7
Borrowings, Creditor Country	Chile	Chile
Borrowings, original currency	CLP	CLP
Other current financial liabilities	$ 3,071	$ 28,873
Short Term Borowings, Type of Amortization	At maturity	At maturity
Borrowings, interest rate	6.33%	7.32%
Bank Borrowings Eight [Member] | Bank Borrowings [Member] | Cerveceria Kunstmann Sa [Member] | Not later than three months [member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities
Bank Borrowings Eight [Member] | Bank Borrowings [Member] | Cerveceria Kunstmann Sa [Member] | Later than three months and not later than one year [member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities	$ 3,071	$ 28,873
Bank Borrowings Nine [Member] | Bank Borrowings [Member] | Cerveceria Kunstmann Sa [Member]
IfrsStatementLineItems [Line Items]
Borrowings, Debtor Tax ID		96,981,310-6
Borrowings, Debtor Country		Chile
Lending party Tax ID		97,030,000-7
Borrowings, Creditor Country		Chile
Borrowings, original currency		CLP
Other current financial liabilities		$ 16,750
Short Term Borowings, Type of Amortization		At maturity
Borrowings, interest rate		8.04%
Bank Borrowings Nine [Member] | Bank Borrowings [Member] | Cerveceria Kunstmann Sa [Member] | Not later than three months [member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities
Bank Borrowings Nine [Member] | Bank Borrowings [Member] | Cerveceria Kunstmann Sa [Member] | Later than three months and not later than one year [member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities		$ 16,750
Bank Borrowings Nine [Member] | Bank Borrowings [Member] | Compania Pisquerade Chile S. A. [Member]
IfrsStatementLineItems [Line Items]
Borrowings, Debtor Tax ID	99,586,280-8
Borrowings, Debtor Country	Chile
Lending party Tax ID	97,030,000-7
Borrowings, Creditor Country	Chile
Borrowings, original currency	CLP
Other current financial liabilities	$ 31,253
Short Term Borowings, Type of Amortization	At maturity
Borrowings, interest rate	5.86%
Bank Borrowings Nine [Member] | Bank Borrowings [Member] | Compania Pisquerade Chile S. A. [Member] | Not later than three months [member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities	$ 31,253
Bank Borrowings Nine [Member] | Bank Borrowings [Member] | Compania Pisquerade Chile S. A. [Member] | Later than three months and not later than one year [member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities
Bank Borrowings Ten [Member] | Bank Borrowings [Member] | Cerveceria Kunstmann Sa [Member]
IfrsStatementLineItems [Line Items]
Borrowings, Debtor Tax ID		96,981,310-6
Borrowings, Debtor Country		Chile
Lending party Tax ID		97,030,000-7
Borrowings, Creditor Country		Chile
Borrowings, original currency		CLP
Other current financial liabilities		$ 193,832
Short Term Borowings, Type of Amortization		At maturity
Borrowings, interest rate		7.74%
Bank Borrowings Ten [Member] | Bank Borrowings [Member] | Cerveceria Kunstmann Sa [Member] | Not later than three months [member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities
Bank Borrowings Ten [Member] | Bank Borrowings [Member] | Cerveceria Kunstmann Sa [Member] | Later than three months and not later than one year [member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities		$ 193,832
Bank Borrowings Ten [Member] | Bank Borrowings [Member] | Aguas De Origen S A [Member]
IfrsStatementLineItems [Line Items]
Borrowings, Debtor Tax ID	0-E
Borrowings, Debtor Country	Argentina
Lending party Tax ID	0-E
Borrowings, Creditor Country	Argentina
Borrowings, original currency	ARS
Other current financial liabilities	$ 6,340,052
Short Term Borowings, Type of Amortization	At maturity
Borrowings, interest rate	28.00%
Bank Borrowings Ten [Member] | Bank Borrowings [Member] | Aguas De Origen S A [Member] | Not later than three months [member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities	$ 6,340,052
Bank Borrowings Ten [Member] | Bank Borrowings [Member] | Aguas De Origen S A [Member] | Later than three months and not later than one year [member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities
Bank Borrowings Eleven [Member] | Bank Borrowings [Member] | Cerveceria Kunstmann Sa [Member]
IfrsStatementLineItems [Line Items]
Borrowings, Debtor Tax ID		96,981,310-6
Borrowings, Debtor Country		Chile
Lending party Tax ID		97,018,000-1
Borrowings, Creditor Country		Chile
Borrowings, original currency		CLP
Other current financial liabilities		$ 3,033,627
Short Term Borowings, Type of Amortization		At maturity
Borrowings, interest rate		3.95%
Bank Borrowings Eleven [Member] | Bank Borrowings [Member] | Cerveceria Kunstmann Sa [Member] | Not later than three months [member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities		$ 3,033,627
Bank Borrowings Eleven [Member] | Bank Borrowings [Member] | Cerveceria Kunstmann Sa [Member] | Later than three months and not later than one year [member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities
Bank Borrowings Eleven [Member] | Bank Borrowings [Member] | Aguas De Origen S A [Member]
IfrsStatementLineItems [Line Items]
Borrowings, Debtor Tax ID	0-E
Borrowings, Debtor Country	Argentina
Lending party Tax ID	0-E
Borrowings, Creditor Country	Argentina
Borrowings, original currency	ARS
Other current financial liabilities	$ 418,139
Short Term Borowings, Type of Amortization	At maturity
Borrowings, interest rate	36.00%
Bank Borrowings Eleven [Member] | Bank Borrowings [Member] | Aguas De Origen S A [Member] | Not later than three months [member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities	$ 418,139
Bank Borrowings Eleven [Member] | Bank Borrowings [Member] | Aguas De Origen S A [Member] | Later than three months and not later than one year [member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities
Bank Borrowings Twelve [Member] | Bank Borrowings [Member] | Cerveceria Kunstmann Sa [Member]
IfrsStatementLineItems [Line Items]
Borrowings, Debtor Tax ID		96,981,310-6
Borrowings, Debtor Country		Chile
Lending party Tax ID		97,018,000-1
Borrowings, Creditor Country		Chile
Borrowings, original currency		CLP
Other current financial liabilities		$ 1,654,532
Short Term Borowings, Type of Amortization		Semiannual
Borrowings, interest rate		3.45%
Bank Borrowings Twelve [Member] | Bank Borrowings [Member] | Cerveceria Kunstmann Sa [Member] | Not later than three months [member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities
Bank Borrowings Twelve [Member] | Bank Borrowings [Member] | Cerveceria Kunstmann Sa [Member] | Later than three months and not later than one year [member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities		$ 1,654,532
Bank Borrowings Twelve [Member] | Bank Borrowings [Member] | Aguas De Origen S A [Member]
IfrsStatementLineItems [Line Items]
Borrowings, Debtor Tax ID	0-E
Borrowings, Debtor Country	Argentina
Lending party Tax ID	0-E
Borrowings, Creditor Country	Argentina
Borrowings, original currency	ARS
Other current financial liabilities	$ 6,014,451
Short Term Borowings, Type of Amortization	At maturity
Borrowings, interest rate	32.00%
Bank Borrowings Twelve [Member] | Bank Borrowings [Member] | Aguas De Origen S A [Member] | Not later than three months [member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities	$ 6,014,451
Bank Borrowings Twelve [Member] | Bank Borrowings [Member] | Aguas De Origen S A [Member] | Later than three months and not later than one year [member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities
Bank Borrowings Thirteen [Member] | Bank Borrowings [Member] | Cerveceria Kunstmann Sa [Member]
IfrsStatementLineItems [Line Items]
Borrowings, Debtor Tax ID		96,981,310-6
Borrowings, Debtor Country		Chile
Lending party Tax ID		97,030,000-7
Borrowings, Creditor Country		Chile
Borrowings, original currency		CLP
Other current financial liabilities		$ 55,728
Short Term Borowings, Type of Amortization		At maturity
Borrowings, interest rate		8.00%
Bank Borrowings Thirteen [Member] | Bank Borrowings [Member] | Cerveceria Kunstmann Sa [Member] | Not later than three months [member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities
Bank Borrowings Thirteen [Member] | Bank Borrowings [Member] | Cerveceria Kunstmann Sa [Member] | Later than three months and not later than one year [member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities		$ 55,728
Bank Borrowings Thirteen [Member] | Bank Borrowings [Member] | Compania Industrial Cervecera Sa [Member]
IfrsStatementLineItems [Line Items]
Borrowings, Debtor Tax ID	0-E
Borrowings, Debtor Country	Argentina
Lending party Tax ID	0-E
Borrowings, Creditor Country	Argentina
Borrowings, original currency	ARS
Other current financial liabilities	$ 28,291
Short Term Borowings, Type of Amortization	At maturity
Borrowings, interest rate	28.00%
Bank Borrowings Thirteen [Member] | Bank Borrowings [Member] | Compania Industrial Cervecera Sa [Member] | Not later than three months [member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities	$ 28,291
Bank Borrowings Thirteen [Member] | Bank Borrowings [Member] | Compania Industrial Cervecera Sa [Member] | Later than three months and not later than one year [member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities
Bank Borrowings Fourteen [Member] | Bank Borrowings [Member] | Compania Pisquerade Chile S. A. [Member]
IfrsStatementLineItems [Line Items]
Borrowings, Debtor Tax ID		99,586,280-8
Borrowings, Debtor Country		Chile
Lending party Tax ID		97,030,000-7
Borrowings, Creditor Country		Chile
Borrowings, original currency		CLP
Other current financial liabilities		$ 136,160
Short Term Borowings, Type of Amortization		At maturity
Borrowings, interest rate		6.66%
Bank Borrowings Fourteen [Member] | Bank Borrowings [Member] | Compania Pisquerade Chile S. A. [Member] | Not later than three months [member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities		$ 136,160
Bank Borrowings Fourteen [Member] | Bank Borrowings [Member] | Compania Pisquerade Chile S. A. [Member] | Later than three months and not later than one year [member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities
Bank Borrowings Fourteen [Member] | Bank Borrowings [Member] | Compania Industrial Cervecera Sa [Member]
IfrsStatementLineItems [Line Items]
Borrowings, Debtor Tax ID	0-E
Borrowings, Debtor Country	Argentina
Lending party Tax ID	0-E
Borrowings, Creditor Country	Argentina
Borrowings, original currency	ARS
Other current financial liabilities	$ 2,228,497
Short Term Borowings, Type of Amortization	At maturity
Borrowings, interest rate	32.00%
Bank Borrowings Fourteen [Member] | Bank Borrowings [Member] | Compania Industrial Cervecera Sa [Member] | Not later than three months [member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities	$ 2,228,497
Bank Borrowings Fourteen [Member] | Bank Borrowings [Member] | Compania Industrial Cervecera Sa [Member] | Later than three months and not later than one year [member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities
Bank Borrowings Fifteen [Member] | Bank Borrowings [Member] | Aguas De Origen S A [Member]
IfrsStatementLineItems [Line Items]
Borrowings, Debtor Tax ID		0-E
Borrowings, Debtor Country		Argentina
Lending party Tax ID		0-E
Borrowings, Creditor Country		Argentina
Borrowings, original currency		ARS
Other current financial liabilities		$ 661,245
Short Term Borowings, Type of Amortization		At maturity
Borrowings, interest rate		37.60%
Bank Borrowings Fifteen [Member] | Bank Borrowings [Member] | Aguas De Origen S A [Member] | Not later than three months [member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities		$ 661,245
Bank Borrowings Fifteen [Member] | Bank Borrowings [Member] | Aguas De Origen S A [Member] | Later than three months and not later than one year [member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities
Bank Borrowings Fifteen [Member] | Bank Borrowings [Member] | Finca La Celia S. A. [Member]
IfrsStatementLineItems [Line Items]
Borrowings, Debtor Tax ID	0-E
Borrowings, Debtor Country	Argentina
Lending party Tax ID	0-E
Borrowings, Creditor Country	Argentina
Borrowings, original currency	USD
Other current financial liabilities	$ 275,688
Short Term Borowings, Type of Amortization	At maturity
Borrowings, interest rate	7.00%
Bank Borrowings Fifteen [Member] | Bank Borrowings [Member] | Finca La Celia S. A. [Member] | Not later than three months [member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities	$ 275,688
Bank Borrowings Fifteen [Member] | Bank Borrowings [Member] | Finca La Celia S. A. [Member] | Later than three months and not later than one year [member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities
Bank Borrowings Sixteen [Member] | Bank Borrowings [Member] | Aguas De Origen S A [Member]
IfrsStatementLineItems [Line Items]
Borrowings, Debtor Tax ID		0-E
Borrowings, Debtor Country		Argentina
Lending party Tax ID		0-E
Borrowings, Creditor Country		Argentina
Borrowings, original currency		ARS
Other current financial liabilities		$ 6,507,456
Short Term Borowings, Type of Amortization		At maturity
Borrowings, interest rate		38.61%
Bank Borrowings Sixteen [Member] | Bank Borrowings [Member] | Aguas De Origen S A [Member] | Not later than three months [member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities		$ 6,507,456
Bank Borrowings Sixteen [Member] | Bank Borrowings [Member] | Aguas De Origen S A [Member] | Later than three months and not later than one year [member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities
Bank Borrowings Sixteen [Member] | Bank Borrowings [Member] | Finca La Celia S. A. [Member]
IfrsStatementLineItems [Line Items]
Borrowings, Debtor Tax ID	0-E
Borrowings, Debtor Country	Argentina
Lending party Tax ID	0-E
Borrowings, Creditor Country	Argentina
Borrowings, original currency	USD
Other current financial liabilities	$ 275,688
Short Term Borowings, Type of Amortization	At maturity
Borrowings, interest rate	7.00%
Bank Borrowings Sixteen [Member] | Bank Borrowings [Member] | Finca La Celia S. A. [Member] | Not later than three months [member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities	$ 275,688
Bank Borrowings Sixteen [Member] | Bank Borrowings [Member] | Finca La Celia S. A. [Member] | Later than three months and not later than one year [member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities
Bank Borrowings Seventeen [Member] | Bank Borrowings [Member] | Aguas De Origen S A [Member]
IfrsStatementLineItems [Line Items]
Borrowings, Debtor Tax ID		0-E
Borrowings, Debtor Country		Argentina
Lending party Tax ID		0-E
Borrowings, Creditor Country		Argentina
Borrowings, original currency		ARS
Other current financial liabilities		$ 2,886,894
Short Term Borowings, Type of Amortization		At maturity
Borrowings, interest rate		37.90%
Bank Borrowings Seventeen [Member] | Bank Borrowings [Member] | Aguas De Origen S A [Member] | Not later than three months [member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities		$ 2,886,894
Bank Borrowings Seventeen [Member] | Bank Borrowings [Member] | Aguas De Origen S A [Member] | Later than three months and not later than one year [member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities
Bank Borrowings Seventeen [Member] | Bank Borrowings [Member] | Finca La Celia S. A. [Member]
IfrsStatementLineItems [Line Items]
Borrowings, Debtor Tax ID	0-E
Lending party Tax ID	0-E
Borrowings, Creditor Country	Argentina
Borrowings, original currency	USD
Other current financial liabilities	$ 548,349
Short Term Borowings, Type of Amortization	At maturity
Borrowings, interest rate	6.50%
Bank Borrowings Seventeen [Member] | Bank Borrowings [Member] | Finca La Celia S. A. [Member] | Not later than three months [member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities
Bank Borrowings Seventeen [Member] | Bank Borrowings [Member] | Finca La Celia S. A. [Member] | Later than three months and not later than one year [member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities	$ 548,349
Bank Borrowings Eighteen [Member] | Bank Borrowings [Member] | Compania Industrial Cervecera Sa [Member]
IfrsStatementLineItems [Line Items]
Borrowings, Debtor Tax ID		0-E
Borrowings, Debtor Country		Argentina
Lending party Tax ID		0-E
Borrowings, Creditor Country		Argentina
Borrowings, original currency		ARS
Other current financial liabilities		$ 4,404
Short Term Borowings, Type of Amortization		At maturity
Borrowings, interest rate		37.00%
Bank Borrowings Eighteen [Member] | Bank Borrowings [Member] | Compania Industrial Cervecera Sa [Member] | Not later than three months [member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities		$ 4,404
Bank Borrowings Eighteen [Member] | Bank Borrowings [Member] | Compania Industrial Cervecera Sa [Member] | Later than three months and not later than one year [member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities
Bank Borrowings Eighteen [Member] | Bank Borrowings [Member] | Finca La Celia S. A. [Member]
IfrsStatementLineItems [Line Items]
Borrowings, Debtor Tax ID	0-E
Borrowings, Debtor Country	Argentina
Lending party Tax ID	0-E
Borrowings, Creditor Country	Argentina
Borrowings, original currency	USD
Other current financial liabilities	$ 545,077
Short Term Borowings, Type of Amortization	At maturity
Borrowings, interest rate	5.95%
Bank Borrowings Eighteen [Member] | Bank Borrowings [Member] | Finca La Celia S. A. [Member] | Not later than three months [member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities
Bank Borrowings Eighteen [Member] | Bank Borrowings [Member] | Finca La Celia S. A. [Member] | Later than three months and not later than one year [member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities	$ 545,077
Bank Borrowings Nineteen [Member] | Bank Borrowings [Member] | Finca La Celia S. A. [Member]
IfrsStatementLineItems [Line Items]
Borrowings, Debtor Tax ID	0-E
Borrowings, Debtor Country	Argentina
Lending party Tax ID	0-E
Borrowings, Creditor Country	Argentina
Borrowings, original currency	ARS
Other current financial liabilities	$ 304,769
Short Term Borowings, Type of Amortization	At maturity
Borrowings, interest rate	75.00%
Bank Borrowings Nineteen [Member] | Bank Borrowings [Member] | Finca La Celia S. A. [Member] | Not later than three months [member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities	$ 304,769
Bank Borrowings Nineteen [Member] | Bank Borrowings [Member] | Finca La Celia S. A. [Member] | Later than three months and not later than one year [member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities
Bank Borrowings Nineteen [Member] | Bank Borrowings [Member] | Bebidas Bolivianas B B O S A [Member]
IfrsStatementLineItems [Line Items]
Borrowings, Debtor Tax ID		0-E
Borrowings, Debtor Country		Bolivia
Lending party Tax ID		0-E
Borrowings, Creditor Country		Bolivia
Borrowings, original currency		BOB
Other current financial liabilities		$ 683,024
Short Term Borowings, Type of Amortization		Quarterly
Borrowings, interest rate		5.61%
Bank Borrowings Nineteen [Member] | Bank Borrowings [Member] | Bebidas Bolivianas B B O S A [Member] | Not later than three months [member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities		$ 69,185
Bank Borrowings Nineteen [Member] | Bank Borrowings [Member] | Bebidas Bolivianas B B O S A [Member] | Later than three months and not later than one year [member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities		$ 613,839
Bank Borrowings Twenty [Member] | Bank Borrowings [Member] | Finca La Celia S. A. [Member]
IfrsStatementLineItems [Line Items]
Borrowings, Debtor Tax ID	0-E
Borrowings, Debtor Country	Argentina
Lending party Tax ID	0-E
Borrowings, Creditor Country	Argentina
Borrowings, original currency	ARS
Other current financial liabilities	$ 1,075,469
Short Term Borowings, Type of Amortization	At maturity
Borrowings, interest rate	80.00%
Bank Borrowings Twenty [Member] | Bank Borrowings [Member] | Finca La Celia S. A. [Member] | Not later than three months [member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities	$ 1,075,469
Bank Borrowings Twenty [Member] | Bank Borrowings [Member] | Finca La Celia S. A. [Member] | Later than three months and not later than one year [member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities
Bank Borrowings Twenty [Member] | Bank Borrowings [Member] | Bebidas Bolivianas B B O S A [Member]
IfrsStatementLineItems [Line Items]
Borrowings, Debtor Tax ID		0-E
Borrowings, Debtor Country		Bolivia
Lending party Tax ID		0-E
Borrowings, Creditor Country		Bolivia
Borrowings, original currency		BOB
Other current financial liabilities		$ 1,309,156
Short Term Borowings, Type of Amortization		Quarterly
Bank Borrowings Twenty [Member] | Bank Borrowings [Member] | Bebidas Bolivianas B B O S A [Member] | Not later than three months [member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities		$ 36,748
Bank Borrowings Twenty [Member] | Bank Borrowings [Member] | Bebidas Bolivianas B B O S A [Member] | Later than three months and not later than one year [member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities		$ 1,272,408
Bank Borrowings Twenty [Member] | Bank Borrowings [Member] | Finca La Celia Sa [Member]
IfrsStatementLineItems [Line Items]
Borrowings, interest rate		5.00%
Bank Borrowings Twenty One [Member] | Bank Borrowings [Member] | Finca La Celia S. A. [Member]
IfrsStatementLineItems [Line Items]
Borrowings, Debtor Tax ID	0-E
Borrowings, Debtor Country	Argentina
Lending party Tax ID	0-E
Borrowings, Creditor Country	Argentina
Borrowings, original currency	ARS
Other current financial liabilities	$ 1,622,930
Short Term Borowings, Type of Amortization	At maturity
Borrowings, interest rate	75.00%
Bank Borrowings Twenty One [Member] | Bank Borrowings [Member] | Finca La Celia S. A. [Member] | Not later than three months [member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities	$ 1,622,930
Bank Borrowings Twenty One [Member] | Bank Borrowings [Member] | Finca La Celia S. A. [Member] | Later than three months and not later than one year [member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities
Bank Borrowings Twenty One [Member] | Bank Borrowings [Member] | Bebidas Bolivianas B B O S A [Member]
IfrsStatementLineItems [Line Items]
Borrowings, Debtor Tax ID		0-E
Borrowings, Debtor Country		Bolivia
Lending party Tax ID		0-E
Borrowings, Creditor Country		Bolivia
Borrowings, original currency		BOB
Other current financial liabilities		$ 819,631
Short Term Borowings, Type of Amortization		Semiannual
Borrowings, interest rate		5.50%
Bank Borrowings Twenty One [Member] | Bank Borrowings [Member] | Bebidas Bolivianas B B O S A [Member] | Not later than three months [member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities		$ 1,178
Bank Borrowings Twenty One [Member] | Bank Borrowings [Member] | Bebidas Bolivianas B B O S A [Member] | Later than three months and not later than one year [member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities		$ 818,453
Bank Borrowings Twenty Two [Member] | Bank Borrowings [Member] | Bebidas Bolivianas B B O S A [Member]
IfrsStatementLineItems [Line Items]
Borrowings, Debtor Tax ID	0-E	0-E
Borrowings, Debtor Country	Bolivia	Bolivia
Lending party Tax ID	0-E	0-E
Borrowings, Creditor Country	Bolivia	Bolivia
Borrowings, original currency	BOB	BOB
Other current financial liabilities	$ 41,375	$ 206,573
Short Term Borowings, Type of Amortization	Quarterly	Semiannual
Borrowings, interest rate	5.50%	5.95%
Bank Borrowings Twenty Two [Member] | Bank Borrowings [Member] | Bebidas Bolivianas B B O S A [Member] | Not later than three months [member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities	$ 41,375	$ 22,421
Bank Borrowings Twenty Two [Member] | Bank Borrowings [Member] | Bebidas Bolivianas B B O S A [Member] | Later than three months and not later than one year [member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities		$ 184,152
Bank Borrowings Twenty Three [Member] | Bank Borrowings [Member] | Bebidas Bolivianas B B O S A [Member]
IfrsStatementLineItems [Line Items]
Borrowings, Debtor Tax ID	0-E	0-E
Borrowings, Debtor Country	Bolivia	Bolivia
Lending party Tax ID	0-E	0-E
Borrowings, Creditor Country	Bolivia	Bolivia
Borrowings, original currency	BOB	BOB
Other current financial liabilities	$ 11,914	$ 200,044
Short Term Borowings, Type of Amortization	Quarterly	Semiannual
Borrowings, interest rate	5.00%	5.95%
Bank Borrowings Twenty Three [Member] | Bank Borrowings [Member] | Bebidas Bolivianas B B O S A [Member] | Not later than three months [member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities	$ 11,914	$ 13,924
Bank Borrowings Twenty Three [Member] | Bank Borrowings [Member] | Bebidas Bolivianas B B O S A [Member] | Later than three months and not later than one year [member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities		$ 186,120
Bank Borrowings Twenty Four [Member] | Bank Borrowings [Member] | Bebidas Bolivianas B B O S A [Member]
IfrsStatementLineItems [Line Items]
Borrowings, Debtor Tax ID	0-E	0-E
Borrowings, Debtor Country	Bolivia	Bolivia
Lending party Tax ID	0-E	0-E
Borrowings, Creditor Country	Bolivia	Bolivia
Borrowings, original currency	BOB	BOB
Other current financial liabilities	$ 17,096	$ 992,039
Short Term Borowings, Type of Amortization	Semiannual	Semiannual
Borrowings, interest rate	5.50%	5.95%
Bank Borrowings Twenty Four [Member] | Bank Borrowings [Member] | Bebidas Bolivianas B B O S A [Member] | Not later than three months [member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities	$ 17,096	$ 32,803
Bank Borrowings Twenty Four [Member] | Bank Borrowings [Member] | Bebidas Bolivianas B B O S A [Member] | Later than three months and not later than one year [member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities		$ 959,236
Bank Borrowings Twenty Five [Member] | Bank Borrowings [Member] | Bebidas Bolivianas B B O S A [Member]
IfrsStatementLineItems [Line Items]
Borrowings, Debtor Tax ID	0-E	0-E
Borrowings, Debtor Country	Bolivia	Bolivia
Lending party Tax ID	0-E	0-E
Borrowings, Creditor Country	Bolivia	Bolivia
Borrowings, original currency	BOB	BOB
Other current financial liabilities	$ 13,360	$ 327,163
Short Term Borowings, Type of Amortization	Semiannual	Semiannual
Borrowings, interest rate	5.50%	5.95%
Bank Borrowings Twenty Five [Member] | Bank Borrowings [Member] | Bebidas Bolivianas B B O S A [Member] | Not later than three months [member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities	$ 13,360	$ 12,190
Bank Borrowings Twenty Five [Member] | Bank Borrowings [Member] | Bebidas Bolivianas B B O S A [Member] | Later than three months and not later than one year [member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities		$ 314,973
Bank Borrowings Twenty Six [Member] | Bank Borrowings [Member] | Bebidas Bolivianas B B O S A [Member]
IfrsStatementLineItems [Line Items]
Borrowings, Debtor Tax ID	0-E	0-E
Borrowings, Debtor Country	Bolivia	Bolivia
Lending party Tax ID	0-E	0-E
Borrowings, Creditor Country	Bolivia	Bolivia
Borrowings, original currency	BOB	BOB
Other current financial liabilities	$ 149,836	$ 343,607
Short Term Borowings, Type of Amortization	Semiannual	Semiannual
Borrowings, interest rate	5.95%	5.95%
Bank Borrowings Twenty Six [Member] | Bank Borrowings [Member] | Bebidas Bolivianas B B O S A [Member] | Not later than three months [member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities	$ 149,836
Bank Borrowings Twenty Six [Member] | Bank Borrowings [Member] | Bebidas Bolivianas B B O S A [Member] | Later than three months and not later than one year [member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities		$ 343,607
Bank Borrowings Twenty Seven [Member] | Bank Borrowings [Member] | Bebidas Bolivianas B B O S A [Member]
IfrsStatementLineItems [Line Items]
Borrowings, Debtor Tax ID	0-E	0-E
Borrowings, Debtor Country	Bolivia	Bolivia
Lending party Tax ID	0-E	0-E
Borrowings, Creditor Country	Bolivia	Bolivia
Borrowings, original currency	BOB	BOB
Other current financial liabilities	$ 216,089	$ 171,803
Short Term Borowings, Type of Amortization	Semiannual	Semiannual
Borrowings, interest rate	5.95%	5.95%
Bank Borrowings Twenty Seven [Member] | Bank Borrowings [Member] | Bebidas Bolivianas B B O S A [Member] | Not later than three months [member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities	$ 216,089
Bank Borrowings Twenty Seven [Member] | Bank Borrowings [Member] | Bebidas Bolivianas B B O S A [Member] | Later than three months and not later than one year [member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities		$ 171,803
Bank Borrowings Twenty Eight [Member] | Bank Borrowings [Member] | Bebidas Bolivianas B B O S A [Member]
IfrsStatementLineItems [Line Items]
Borrowings, Debtor Tax ID	0-E	0-E
Borrowings, Debtor Country	Bolivia	Bolivia
Lending party Tax ID	0-E	0-E
Borrowings, Creditor Country	Bolivia	Bolivia
Borrowings, original currency	BOB	BOB
Other current financial liabilities	$ 457,463	$ 1,360,111
Short Term Borowings, Type of Amortization	Semiannual	Semiannual
Borrowings, interest rate	5.95%	5.95%
Bank Borrowings Twenty Eight [Member] | Bank Borrowings [Member] | Bebidas Bolivianas B B O S A [Member] | Not later than three months [member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities	$ 3,898
Bank Borrowings Twenty Eight [Member] | Bank Borrowings [Member] | Bebidas Bolivianas B B O S A [Member] | Later than three months and not later than one year [member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities	$ 453,565	$ 1,360,111
Bank Borrowings Twenty Nine [Member] | Bank Borrowings [Member] | Bebidas Bolivianas B B O S A [Member]
IfrsStatementLineItems [Line Items]
Borrowings, Debtor Tax ID	0-E
Borrowings, Debtor Country	Bolivia
Lending party Tax ID	0-E
Borrowings, Creditor Country	Bolivia
Borrowings, original currency	BOB
Other current financial liabilities	$ 228,732
Short Term Borowings, Type of Amortization	Semiannual
Borrowings, interest rate	5.95%
Bank Borrowings Twenty Nine [Member] | Bank Borrowings [Member] | Bebidas Bolivianas B B O S A [Member] | Not later than three months [member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities	$ 1,949
Bank Borrowings Twenty Nine [Member] | Bank Borrowings [Member] | Bebidas Bolivianas B B O S A [Member] | Later than three months and not later than one year [member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities	$ 226,783
Bank Borrowings Thirty [Member] | Bank Borrowings [Member] | Bebidas Bolivianas B B O S A [Member]
IfrsStatementLineItems [Line Items]
Borrowings, Debtor Tax ID	0-E
Borrowings, Debtor Country	Bolivia
Lending party Tax ID	0-E
Borrowings, Creditor Country	Bolivia
Borrowings, original currency	BOB
Other current financial liabilities	$ 127,634
Short Term Borowings, Type of Amortization	Semiannual
Borrowings, interest rate	9.95%
Bank Borrowings Thirty [Member] | Bank Borrowings [Member] | Bebidas Bolivianas B B O S A [Member] | Not later than three months [member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities	$ 3,500
Bank Borrowings Thirty [Member] | Bank Borrowings [Member] | Bebidas Bolivianas B B O S A [Member] | Later than three months and not later than one year [member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities	$ 124,134
Bank Borrowings Thirty One [Member] | Bank Borrowings [Member] | Bebidas Bolivianas B B O S A [Member]
IfrsStatementLineItems [Line Items]
Borrowings, Debtor Tax ID	0-E
Borrowings, Debtor Country	Bolivia
Lending party Tax ID	0-E
Borrowings, Creditor Country	Bolivia
Borrowings, original currency	BOB
Other current financial liabilities	$ 196,570
Short Term Borowings, Type of Amortization	Semiannual
Borrowings, interest rate	9.95%
Bank Borrowings Thirty One [Member] | Bank Borrowings [Member] | Bebidas Bolivianas B B O S A [Member] | Not later than three months [member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities	$ 5,595
Bank Borrowings Thirty One [Member] | Bank Borrowings [Member] | Bebidas Bolivianas B B O S A [Member] | Later than three months and not later than one year [member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities	$ 190,975
Bank Borrowings Thirty Two [Member] | Bank Borrowings [Member] | Bebidas Bolivianas B B O S A [Member]
IfrsStatementLineItems [Line Items]
Borrowings, Debtor Tax ID	0-E
Borrowings, Debtor Country	Bolivia
Lending party Tax ID	0-E
Borrowings, Creditor Country	Bolivia
Borrowings, original currency	BOB
Other current financial liabilities	$ 175,533
Short Term Borowings, Type of Amortization	Semiannual
Borrowings, interest rate	9.95%
Bank Borrowings Thirty Two [Member] | Bank Borrowings [Member] | Bebidas Bolivianas B B O S A [Member] | Not later than three months [member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities	$ 3,658
Bank Borrowings Thirty Two [Member] | Bank Borrowings [Member] | Bebidas Bolivianas B B O S A [Member] | Later than three months and not later than one year [member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities	$ 171,875
Bank Borrowings Thirty Three [Member] | Bank Borrowings [Member] | Bebidas Bolivianas B B O S A [Member]
IfrsStatementLineItems [Line Items]
Borrowings, Debtor Tax ID	0-E
Borrowings, Debtor Country	Bolivia
Lending party Tax ID	0-E
Borrowings, Creditor Country	Bolivia
Borrowings, original currency	BOB
Other current financial liabilities	$ 483,903
Short Term Borowings, Type of Amortization	Semiannual
Borrowings, interest rate	9.95%
Bank Borrowings Thirty Three [Member] | Bank Borrowings [Member] | Bebidas Bolivianas B B O S A [Member] | Not later than three months [member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities	$ 6,466
Bank Borrowings Thirty Three [Member] | Bank Borrowings [Member] | Bebidas Bolivianas B B O S A [Member] | Later than three months and not later than one year [member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities	$ 477,437
Bank Borrowings Thirty Four [Member] | Bank Borrowings [Member] | Bebidas Bolivianas B B O S A [Member]
IfrsStatementLineItems [Line Items]
Borrowings, Debtor Tax ID	0-E
Borrowings, Debtor Country	Bolivia
Lending party Tax ID	0-E
Borrowings, Creditor Country	Bolivia
Borrowings, original currency	BOB
Other current financial liabilities	$ 458,830
Short Term Borowings, Type of Amortization	Semiannual
Borrowings, interest rate	9.95%
Bank Borrowings Thirty Four [Member] | Bank Borrowings [Member] | Bebidas Bolivianas B B O S A [Member] | Not later than three months [member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities	$ 5,265
Bank Borrowings Thirty Four [Member] | Bank Borrowings [Member] | Bebidas Bolivianas B B O S A [Member] | Later than three months and not later than one year [member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities	$ 453,565
Bank Borrowings Thirty Five [Member] | Bank Borrowings [Member] | Bebidas Bolivianas B B O S A [Member]
IfrsStatementLineItems [Line Items]
Borrowings, Debtor Tax ID	0-E
Borrowings, Debtor Country	Bolivia
Lending party Tax ID	0-E
Borrowings, Creditor Country	Bolivia
Borrowings, original currency	BOB
Other current financial liabilities	$ 228,162
Short Term Borowings, Type of Amortization	Semiannual
Borrowings, interest rate	9.95%
Bank Borrowings Thirty Five [Member] | Bank Borrowings [Member] | Bebidas Bolivianas B B O S A [Member] | Not later than three months [member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities	$ 1,379
Bank Borrowings Thirty Five [Member] | Bank Borrowings [Member] | Bebidas Bolivianas B B O S A [Member] | Later than three months and not later than one year [member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities	$ 226,783
Bono Series J Bonds Payable [Member] | Bonds Payable [Member] | Compania Cervecerias Unidas Sa [Member]
IfrsStatementLineItems [Line Items]
Borrowings, Debtor Tax ID	90,413,000-1	90,413,000-1
Borrowings, Debtor Country	Chile	Chile
Borrowings, Creditor Country	Chile	Chile
Borrowings, original currency	UF	UF
Other current financial liabilities	$ 1,340,030	$ 1,295,812
Short Term Borowings, Type of Amortization	At maturity	Semiannual
Borrowings, interest rate	2.90%	2.90%
Bono Series J Bonds Payable [Member] | Bonds Payable [Member] | Compania Cervecerias Unidas Sa [Member] | Not later than three months [member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities	$ 1,340,030	$ 1,295,812
Bono Series J Bonds Payable [Member] | Bonds Payable [Member] | Compania Cervecerias Unidas Sa [Member] | Later than three months and not later than one year [member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities
Bono Series L Bonds Payable [Member] | Bonds Payable [Member] | Compania Cervecerias Unidas Sa [Member]
IfrsStatementLineItems [Line Items]
Borrowings, Debtor Tax ID	90,413,000-1	90,413,000-1
Borrowings, Debtor Country	Chile	Chile
Borrowings, Creditor Country	Chile	Chile
Borrowings, original currency	UF	UF
Other current financial liabilities	$ 30,040,941	$ 29,039,468
Short Term Borowings, Type of Amortization	Semiannual	Semiannual
Borrowings, interest rate	1.20%	1.20%
Bono Series L Bonds Payable [Member] | Bonds Payable [Member] | Compania Cervecerias Unidas Sa [Member] | Not later than three months [member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities
Bono Series L Bonds Payable [Member] | Bonds Payable [Member] | Compania Cervecerias Unidas Sa [Member] | Later than three months and not later than one year [member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities	$ 30,040,941	$ 29,039,468
Bono Series M Bonds Payable [Member] | Bonds Payable [Member] | Compania Cervecerias Unidas Sa [Member]
IfrsStatementLineItems [Line Items]
Borrowings, Debtor Tax ID	90,413,000-1	90,413,000-1
Borrowings, Debtor Country	Chile	Chile
Borrowings, Creditor Country	Chile	Chile
Borrowings, original currency	UF	UF
Other current financial liabilities	$ 385,062	$ 372,902
Short Term Borowings, Type of Amortization	At maturity	Semiannual
Borrowings, interest rate	1.60%	1.60%
Bono Series M Bonds Payable [Member] | Bonds Payable [Member] | Compania Cervecerias Unidas Sa [Member] | Not later than three months [member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities
Bono Series M Bonds Payable [Member] | Bonds Payable [Member] | Compania Cervecerias Unidas Sa [Member] | Later than three months and not later than one year [member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities	$ 385,062	$ 372,902
Bono Series International Bonds Payable [Member] | Bonds Payable [Member] | Compania Cervecerias Unidas Sa [Member]
IfrsStatementLineItems [Line Items]
Borrowings, Debtor Tax ID	90,413,000-1	90,413,000-1
Borrowings, Debtor Country	Chile	Chile
Borrowings, Creditor Country	United States	United States
Borrowings, original currency	USD	USD
Other current financial liabilities	$ 7,295,314	$ 8,012,800
Short Term Borowings, Type of Amortization	At maturity	Semiannual
Borrowings, interest rate	3.35%	3.35%
Bono Series International Bonds Payable [Member] | Bonds Payable [Member] | Compania Cervecerias Unidas Sa [Member] | Not later than three months [member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities	$ 7,295,314	$ 8,012,800
Bono Series International Bonds Payable [Member] | Bonds Payable [Member] | Compania Cervecerias Unidas Sa [Member] | Later than three months and not later than one year [member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities
Bono Series R Bonds Payable [Member] | Bonds Payable [Member] | Compania Cervecerias Unidas Sa [Member]
IfrsStatementLineItems [Line Items]
Borrowings, Debtor Tax ID	90,413,000-1	90,413,000-1
Borrowings, Debtor Country	Chile	Chile
Borrowings, Creditor Country	Chile	Chile
Borrowings, original currency	UF	UF
Other current financial liabilities	$ 1,198,645	$ 1,159,263
Short Term Borowings, Type of Amortization	At maturity	Semiannual
Borrowings, interest rate	2.70%	2.70%
Bono Series R Bonds Payable [Member] | Bonds Payable [Member] | Compania Cervecerias Unidas Sa [Member] | Not later than three months [member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities	$ 1,198,645	$ 1,159,263
Bono Series R Bonds Payable [Member] | Bonds Payable [Member] | Compania Cervecerias Unidas Sa [Member] | Later than three months and not later than one year [member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities
Bono Series P Bonds Payable [Member] | Bonds Payable [Member] | Compania Cervecerias Unidas Sa [Member]
IfrsStatementLineItems [Line Items]
Borrowings, Debtor Tax ID	90,413,000-1	90,413,000-1
Borrowings, Debtor Country	Chile	Chile
Borrowings, Creditor Country	Chile	Chile
Borrowings, original currency	UF	UF
Other current financial liabilities	$ 798,788	$ 772,633
Short Term Borowings, Type of Amortization	At maturity	Semiannual
Borrowings, interest rate	3.35%	3.35%
Bono Series P Bonds Payable [Member] | Bonds Payable [Member] | Compania Cervecerias Unidas Sa [Member] | Not later than three months [member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities	$ 798,788	$ 772,633
Bono Series P Bonds Payable [Member] | Bonds Payable [Member] | Compania Cervecerias Unidas Sa [Member] | Later than three months and not later than one year [member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities
Bono Series D Bonds Payable [Member] | Bonds Payable [Member] | Vina San Pedro Tarapaca S A [Member]
IfrsStatementLineItems [Line Items]
Borrowings, Debtor Tax ID		91,041,000-8
Borrowings, Debtor Country		Chile
Borrowings, Creditor Country		Chile
Borrowings, original currency		UF
Other current financial liabilities		$ 57,780,276
Short Term Borowings, Type of Amortization		Semiannual
Borrowings, interest rate		1.00%
Bono Series D Bonds Payable [Member] | Bonds Payable [Member] | Vina San Pedro Tarapaca S A [Member] | Not later than three months [member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities
Bono Series D Bonds Payable [Member] | Bonds Payable [Member] | Vina San Pedro Tarapaca S A [Member] | Later than three months and not later than one year [member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities		$ 57,780,276